Notes Payable - Schedule of Principal Maturities of Notes Payable (Details) (Integrated Medicine and Chiropractic Regeneration Center PSC) - USD ($)	Jun. 30, 2018	Mar. 31, 2018
2018 (9 months)	$ 2,886,675
2019	451,112
2020	104,435
2021	80,986
Total	$ 3,634,997
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
2018 (9 months)		$ 48,412
2019		34,675
2020		20,000
2021		20,000
Total		$ 123,087